INVESTMENTS IN NONCONSOLIDATED AFFILIATES	12 Months Ended
Dec. 31, 2016
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
INVESTMENTS IN NONCONSOLIDATED AFFILIATES

NOTE 4 – INVESTMENTS IN NONCONSOLIDATED AFFILIATES

Investment in nonconsolidated affiliates consists of the following:

	December 31, 2016		December 31, 2015
	Carrying Value (In thousands)	Ownership Percentage	Carrying Value (In thousands)	Ownership Percentage
Investment in Concord Energy Partners, LLC	$5,960	25.00%	$4,795	25.00%
Rhode Island Energy Partners LLC	$4,177	22.75%	$2,775	22.75%
Total	$10,137		$7,570

Deferred revenues from nonconsolidated affiliates consists of the following:

	December 31, 2016		December 31, 2015
	Carrying Value (In thousands)	Ownership Percentage	Carrying Value (In thousands)	Ownership Percentage
Deferred revenues from Concord Energy Partners, LLC	$—	25.00%	$4,795	25.00%
Deferred revenues from Rhode Island Energy Partners LLC	$4,177	22.75%	$2,776	22.75%
Deferred Revenue from Services from Rhode Island Energy Partners LLC	$1,481	22.75%	$1,481	22.75%
Total	$5,658		$9,052

Deferred revenues represent payment that were received by the Company in connection of those projects but were not recognized as revenue and increase in the affiliate’s membership interest accounted by the Company using the step-by-step basis in accordance with ASC 323-10-35-15. Such deferred revenues will be recorded to the Income statement upon the commencement of the commercial operations of the plant and fulfillment of all the Company’s obligation under the above agreements.

North Carolina Project

On January 30, 2015, the Company, Concord Energy Partners, LLC (“Concord”) and York Renewable Energy Partners LLC (“York”) entered a development and indemnification agreement (the “Concord Development and Indemnification Agreement”), pursuant to which the Company will own 25% of the membership interest of Concord and York will pay the Company $1,250 in consideration of the Company’s Project Development Services. York also agreed to pay the Company two equal installments of $587 upon the commencement of the commercial operation and mechanical completion of the North Carolina project.

The Company’s right to receive distributions from Concord are subject to certain priorities in favor of York, as follows:

(a)	The unpaid rate of return, equal to nine percent (9%) per annum and compounded annually, of unrecovered capital contributions outstanding, will be paid to York;
(b)	The unpaid and unrecovered capital contributions outstanding will be paid to York;
(c)	The amount of any excess profits from “feedstock tipping fees” shall be distributed with twenty percent (20%) will be paid to York, and the balance to the Company;
(d)	The amount of any excess profits from “thermal energy” shall be distributed equally between the Company and York; and
(e)	Any amount remaining will be distributed pro-rata between the Company and York in proportion to the respective ownership Concord.

In addition, the Company’s right to receive distributions upon a liquidation event of Concord are subject to certain priorities in favor of York, as follows:

(a)	The unpaid rate of return, equal to nine percent (9%) per annum and compounded annually, of unrecovered capital contributions outstanding, will be paid to York;
(b)	The unpaid and unrecovered capital contributions outstanding will be paid to York; and
(c)	Any amount remaining will be distributed pro-rata to the Company and York in proportion to the respective ownership in Concord.

On November 18, 2016, The North Carolina Project commenced commercial operations and started to provide its output to Duke Energy pursuant to the Purchase Power Agreement with Duke. The commencement of the commercial operations includes the gradual intake of waste from the Facility’s feedstock suppliers, increasing the parasitic load to the digesters, completing the waste-water-treatment resources and completing all other mechanical features needed for the Facility to operate at full capacity. The Company estimates that construction of the facility will be fully completed by March 31, 2017.

Rhode Island Project

On April 8, 2015, the Company, Rhode Island Energy Partners LLC (“Rhode Island”) and York entered into a development and indemnification agreement (the “Rhode Island Development and Indemnification Agreement”), pursuant to which the Company will own 22.75% of the membership interest of Rhode Island and York will pay the Company $1,482 in consideration of the Company’s Project Development Services. Pursuant to this agreement York also agreed to pay the Company three equal installments of $563 upon the signing of the Rhode Island Development and Indemnification Agreement, the commencement of the commercial operation and mechanical completion of the Rhode Island project.

The company’s right to receive distributions from Rhode Island are subject to certain priorities in favor of York, as follows:

(a)	The amount of any excess profits from “feedstock tipping fees” shall be distributed with twenty percent (20%) going to York, and eighty percent (80%) going to us;
(b)	The amount of any excess profits from “thermal energy” shall be distributed equally between the Company and York; and
(c)	Any amount remaining will be distributed pro-rata to us and York in proportion to York and our respective ownership in the Rhode Island project.

The company’s right to receive distributions upon a liquidation event of Concord are subject to certain priorities in favor of York, as follows:

(a)	The unpaid guaranteed obligation return will be paid to York;
(b)	The unpaid rate of return, equal to nine percent (9%) per annum and compounded annually, of unrecovered capital contributions outstanding, will be paid to York;
(c)	The unpaid and unrecovered capital contributions outstanding will be paid to York; and
(d)	Any amount remaining will be distributed pro-rata to the Company and York in proportion to York and our respective ownership in the Rhode Island project.

On January 13, 2017, the Company and Orbit Energy, Inc., a former partner of the Company in both projects entered into an agreement to reduce certain of the Company’s past obligations in consideration of Two Hundred Thousand Dollars ($200) which will be paid in twelve monthly equal installments starting January 27, 2017. Any amount not paid when due will accrue interest at the simple annual rate of eight per cent (8%) from the date due until the date fully paid. The Company accrued the full settlement amount at December 31, 2016.

The tables set forth below summarize the combined financial information related to the nonconsolidated affiliates that are accounted for under the equity method as of December 31, 2016, and December 31, 2015.

	December 31, 2016
(Dollars in thousands)	Concord	Rhode Island
Assets:
Restricted Cash	$500	$751
Property, Plant and Equipment, net of accumulated depreciation	26,169	19,230
Total assets	$26,669	$19,981

Current liabilities	$652	$142
Membership Interest	26,017	19,839
Total liabilities and Membership Interest	$26,669	$19,981

	December 31, 2015
(Dollars in thousands)	Concord	Rhode Island
Assets:
Property, Plant and Equipment, net of accumulated depreciation	$22,878	15,901
Other assets	17	—
Total assets	$22,895	$15,901
Current liabilities	$2,127	$2,224
Membership Interest	20,768	13,677
Total liabilities and Membership Interest	$22,895	$15,901